Foreign Currency Remeasurement (Tables)	12 Months Ended
Dec. 31, 2022
Foreign Currency [Abstract]
Schedule of Company’s Cash Balance	As of December 31, 2022 and 2021, the Company’s cash balances consisted of the following:
	2022	2021
U.S. Dollars	$1,374,992	$6,671,404
Euros – in US $	—	98,199
Cash Balance	$1,374,992	$6,769,603